Commitments and Contingencies - Schedule of Future Jackpot Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Previous Winners
Loss Contingencies [Line Items]
2021	$ 35,967
2022	22,705
2023	20,440
2024	17,863
2025	15,028
Thereafter	84,552
Future jackpot payments due	196,555
Future Winners
Loss Contingencies [Line Items]
2021	35,176
2022	8,250
2023	651
2024	651
2025	651
Thereafter	9,761
Future jackpot payments due	55,140
Total
Loss Contingencies [Line Items]
2021	71,143
2022	30,955
2023	21,091
2024	18,514
2025	15,679
Thereafter	94,313
Future jackpot payments due	251,695
Unamortized discounts	(32,751)
Total jackpot liabilities	$ 218,944